Income Tax - Summary of Reconciliation of Expected Income Tax Benefit to Actual Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Profit before tax	€ 1,186.1	€ 12,954.1	€ 15,046.4
Expected tax credit	321.8	3,529.7	4,622.5
Effects
Deviation due to local tax basis	6.6	8.9	9.1
Deviation due to deviating income tax rate (Germany and foreign countries)	(0.1)	7.3	9.4
Change in valuation allowance	(14.3)	30.6	3.0
Effects from tax losses and tax credits	(66.5)	23.2	19.5
Change in deferred taxes due to tax rate change	(2.4)	(2.3)	(7.5)
Non-deductible expenses	3.1	2.5	90.5
Non tax-effective income	(0.6)	(87.9)	(0.3)
Non tax-effective share-based payment expenses	7.7	8.7	15.5
Tax-effective equity transaction costs	0.0	0.0	(1.2)
Adjustment prior year taxes	5.5	(31.5)	(2.9)
Non-tax effective bargain purchase	0.0	0.0	(0.7)
Other effects	(5.0)	30.5	(3.0)
Income taxes	€ 255.8	€ 3,519.7	€ 4,753.9
Effective tax rate	21.60%	27.20%	31.60%